Debt (Commercial Paper) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Commercial Paper
Commercial paper, maximum borrowing capacity	$ 2,000
Commercial paper, outstanding	$ 140	$ 56		$ 111	$ 44
Commercial paper, weighted average interest rate	0.18%	0.13%		0.18%	0.13%
Commercial paper, maturity	90 days
Issuances and repayments of commercial paper
Change in commercial paper, net	$ 66	$ (1,273)	$ 141
Maturity Less Than Ninety Days [Member]
Issuances and repayments of commercial paper
Issuance	5,254	5,315	5,069
Repayment	(5,289)	(6,076)	(5,141)
Change in commercial paper, net	(35)	(761)	(72)
Maturity Greater than 90 Days [Member]
Issuances and repayments of commercial paper
Issuance	353	736	2,115
Repayment	(252)	(1,248)	(1,902)
Change in commercial paper, net	$ 101	$ (512)	$ 213